Related Party Disclosures - Additional Information (Details) - Individual	Dec. 31, 2025	Dec. 31, 2024
Board of directors
Disclosure of transactions between related parties [line items]
Number of Individuals	4	4
Key management
Disclosure of transactions between related parties [line items]
Number of Individuals	11	12